Selected Quarterly Financial Data (Unaudited)	12 Months Ended
Dec. 31, 2015
Quarterly Financial Information Disclosure [Abstract]
Selected Quarterly Financial Data (Unaudited)
Selected Quarterly Financial Data (Unaudited)

Our selected quarterly financial data for 2015 was as follows:

(dollars in millions)	Fourth Quarter	Third Quarter	Second Quarter	First Quarter

Interest income	$430	$422	$406	$399
Interest expense	167	171	171	158
Provision for finance receivable losses	109	78	73	79
Other revenues	81	49	59	54
Other expenses	198	182	186	169
Income before provision for (benefit from) income taxes	37	40	35	47
Provision for (benefit from) income taxes	4	5	—	9
Net income	33	35	35	38
Net income attributable to non-controlling interests	29	32	33	33
Net income attributable to Springleaf Finance Corporation	$4	$3	$2	$5

Our selected quarterly financial data for 2014 was as follows:

(dollars in millions)	Fourth Quarter	Third Quarter	Second Quarter	First Quarter

Interest income	$403	$431	$389	$402
Interest expense	157	172	172	182
Provision for finance receivable losses	87	85	80	100
Other revenues	(38)	602	90	91
Other expenses	172	182	152	151
Income (loss) before provision for (benefit from) income taxes	(51)	594	75	60
Provision for (benefit from) income taxes	(17)	198	29	23
Net income (loss)	(34)	396	46	37
Net income attributable to non-controlling interests	22	26	—	—
Net income (loss) attributable to Springleaf Finance Corporation	$(56)	$370	$46	$37